Stock-Based Compensation - Appointment of CEO (Details) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) Day	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Day	Dec. 31, 2022 USD ($)
Stock-Based Compensation
Stock-based compensation expense	$ 1,813	$ 1,920	$ 17		$ 32	$ 199	$ 48
RENEO PHARMACEUTICALS INC [Member]
Stock-Based Compensation
Stock-based compensation expense	989		1,207	$ 2,067	2,364	5,112	4,320
RENEO PHARMACEUTICALS INC [Member] | Chief executive officer [Member]
Stock-Based Compensation
Reversal of share based compensation expense						22	$ 400
RENEO PHARMACEUTICALS INC [Member] | Chief executive officer [Member] | Performance Shares [Member]
Stock-Based Compensation
Special performance bonus payable	7,500			7,500		7,500
Threshold market value	750,000			$ 750,000		$ 750,000
Number of trading days | Day				30		30
Threshold fair market value of the net proceeds	$ 750,000			$ 750,000		$ 750,000
Stock-based compensation expense			$ 600		$ 800